SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 16 - Consolidated statements of income and comprehensive income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchase of goods and services	$ 1,315,476	$ 1,338,804	$ 1,299,526
Financial expenses	181,994	147,681	160,529
Deferred income tax expense	20,100	142,368	(20,023)
Net income attributable to shareholders	651,891	939,829	595,517
Comprehensive income attributable to shareholder	631,663	981,908	$ 588,454
Increase (decrease) due to application of IFRS 16
Purchase of goods and services	(42,071)	(38,573)
Depreciation and amortization	32,389	30,292
Financial expenses	7,206	8,359
Deferred income tax expense	656	(21)
Net income attributable to shareholders	1,820	(57)
Comprehensive income attributable to shareholder	$ 1,820	$ 57